Income Taxes - Summary of Components of Deferred Tax Assets and Liabilities (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Carry forward losses	[1]	₨ 2,144		₨ 1,637
Trade payables, accrued expenses and other liabilities		6,103		5,115
Allowances for lifetime expected credit loss		2,987		3,208
Contract asset		0		91
Others		53		90
Deferred tax assets, Gross		11,287		10,141
Property, plant and equipment		(1,058)		(1,268)
Amortizable goodwill		(3,285)		(2,065)
Intangible assets		(9,645)		(1,249)
Interest income and fair value movement of investments		(1,067)		(1,582)
Cash flow hedges		(466)		(452)
Contract liabilities		(60)		0
Special Economic Zone Re-investment Reserve		(5,549)		(6,494)
Deferred tax liability, Gross		(21,130)		(13,110)
Net deferred tax assets/(liabilities)		(9,843)		(2,969)
Deferred tax assets		2,298	$ 30	1,664
Deferred tax liabilities		₨ (12,141)	$ (160)	₨ (4,633)

[1]	Includes deferred tax asset recognized on carry forward losses pertaining to business combinations.